Liquidity and Management's Plans	12 Months Ended
Dec. 31, 2015
Liquidity and Managements Plans [Abstract]
Liquidity and Management's Plans [Text Block]
3.	Liquidity and Management’s Plans

Through December 31, 2015, the Company has incurred an accumulated deficit since inception of $ 13,378,439 and has recent negative cash flows from operations. At December 31, 2015, the Company had a cash balance of $ 1,117,118, primarily as a result of the sale of common stock.

From the Company’s inception, it has generated revenues from the sales and implementation of its internally generated software applications.

The Company’s plan is to increase its sales and market share by developing an expanded network of resellers through which the Company will sell its expanded software product portfolio. The Company expects that this marketing initiative will require that it hire and develop an expanded sales force and enhance its product marketing efforts, all of which will require additional capital.

The Company expects that through the next 12 months, the capital requirements to fund the Company’s growth and to cover the operating costs as a public company will consume substantially all of the cash flows that it intends to generate from its operations, in addition to the proceeds of any issuances of equity securities.  The Company further believes that during this period, while the Company is focusing on the growth and expansion of its business, the gross profit that it expects to generate from operations will not generate sufficient funds to cover these anticipated operating costs.   Our cash requirements are insufficient by approximately $ 70,000 per month.   During 2015, the Company has used the proceeds from the convertible note issuances and the sale of equity securities to sustain operations and to follow through on the execution of its business plan.  Assuming over the next 12 months, we do not increase our cash flow generated from operations, we could need  additional capital to fund planned operations and service existing debt obligations. There is no assurance that the Company’s plans as discussed above will materialize and/or the Company will have sufficient funds to fund the Company’s operations. Given these conditions, the Company’s ability to continue as a going concern is contingent upon successfully managing its cash requirements. In addition, the Company’s ability to continue as a going concern must be considered in light of the problems, expenses and complications frequently encountered by entrants into established markets, the competitive environment in which the Company operates and its cash requirements. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

Since inception, the Company’s operations have primarily been funded through a combination of operating margins, state business development loans, bank loans, convertible loans and loans from friends and family, and the sale of securities.   Although management believes that the Company has access to capital resources, there are currently no commitments in place for new financing at this time other than the new issuance common stock as disclosed in Note 15, Subsequent Events, and there is no assurance that the Company will be able to obtain funds on commercially acceptable terms, if at all.

During the twelve months ended December 31, 2015, the Company raised $ 1,791,633 in net new funds through the issuance of contingently convertible notes and the sale of common stock.  The Company used the net proceeds for working capital and general corporate purposes, including without limitation, debt reduction. Subsequent to December 31, 2015, the Company raised an additional $559,285 through the sale of common stock. For more information, see the Note 15 to the Consolidated Financial Statements, titled “Subsequent Events.”

The current level of cash and operating margins may not be enough to cover the existing fixed and variable obligations of the Company, so increased revenue performance and the addition of capital are critical to the Company’s success.

The Company’s financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should it be unable to continue as a going concern.